Pension Schemes - Parameters sensitivity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sesitivity analysis for actuarial assumptions
Increase of 0.25% in the discount rate	€ (17)	€ (2)
Decrease of 0.25% in the discount rate	€ 18	€ 2